Intangible Asset, Net (Details) - USD ($) $ in Thousands		6 Months Ended
	Aug. 13, 2024	Jun. 30, 2026	Jun. 30, 2025
Intangible Asset, Net [Line Items]
Achievement of milestones	$ 3,320
Product basis rate		5.00%
Proceedings of equity		$ 5,000
Percentage of sublicenses		25.00%
Intangible asset impairment loss
Amortization expense for intangible assets		$ 150	$ 150
License [Member]
Intangible Asset, Net [Line Items]
Estimate useful life		10 years
Pre-Funded Warrants [Member]
Intangible Asset, Net [Line Items]
Warrants issued upon IPO (in Shares)		243
Warrants [Member]
Intangible Asset, Net [Line Items]
Warrants issued upon IPO (in Shares)		1,369
SciSparc [Member] | Ordinary Shares [Member]
Intangible Asset, Net [Line Items]
Ordinary shares issued (in Shares)		213
License Agreement [Member]
Intangible Asset, Net [Line Items]
Fair value of shares committed to be issued		$ 3,000
Preclinical safety test [Member]
Intangible Asset, Net [Line Items]
Achievement of milestones	50,000
Phase I Clinical Trial [Member]
Intangible Asset, Net [Line Items]
Achievement of milestones	100,000
Phase 2a Clinical Trial [Member]
Intangible Asset, Net [Line Items]
Achievement of milestones	120,000
Phase 2b Clinical Trial [Member]
Intangible Asset, Net [Line Items]
Achievement of milestones	150,000
Phase 3 Clinical Trials [Member]
Intangible Asset, Net [Line Items]
Achievement of milestones	500,000
FDA [Member]
Intangible Asset, Net [Line Items]
Achievement of milestones	800,000
EU Regulatory Body [Member]
Intangible Asset, Net [Line Items]
Achievement of milestones	800,000
Additional Jurisdiction Clinical [Member]
Intangible Asset, Net [Line Items]
Achievement of milestones	$ 800,000
IPO [Member]
Intangible Asset, Net [Line Items]
Issued initial public offering		$ 3,000